Royce CRK Prospectus | Royce Heritage Fund
Royce Heritage Fund
Investment Goal
Royce Heritage Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce CRK Prospectus - Royce Heritage Fund - USD ($)	Consultant Class	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge on purchases held for less than 365 days	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Annual Trustee’s Fee–Applies Only to GiftShare Accounts	$ 50

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce CRK Prospectus - Royce Heritage Fund		Consultant Class	R Class	K Class
Management fees		0.85%	0.85%	0.85%
Distribution (12b-1) fees		1.00%	0.50%	0.25%
Other expenses		0.41%	0.70%	0.66%
Acquired fund fees and expenses		0.06%	0.06%	0.06%
Total annual Fund operating expenses		2.32%	2.11%	1.82%
Fee waivers and/or expense reimbursements	[1]	(0.17%)	(0.36%)	(0.32%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[2]	2.15%	1.75%	1.50%
[1]	The information above has been revised to reflect the Fund's amended contractual management fee rate as of May 1, 2016. Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant, R, and K Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.09%, 1.69%, and 1.44%, respectively, through April 30, 2017 and at or below 1.99% through April 30, 2026 for the R Class.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because the highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce CRK Prospectus - Royce Heritage Fund - USD ($)	Consultant Class	R Class	K Class
1 Year	$ 218	$ 178	$ 153
3 Years	708	614	541
5 Years	1,225	1,076	955
10 Years	$ 2,643	$ 2,355	$ 2,111

(Exclusive of $50 annual trustee’s fee per GiftShare Account.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies that it believes are trading below its estimate of their current worth. Royce looks at several factors in making this determination, seeking companies that it believes possess attractive business characteristics. These characteristics may include strong balance sheets, discernible competitive and/or industry advantages, pricing power, business franchise, franchise sustainability, and the potential for improvement in cash flow levels and internal rates of return. Although the Fund may invest in equity securities of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in equity securities of companies with stock market capitalizations up to $15 billion.

Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. In selecting securities for the Fund, Royce generally uses a bottom-up, value approach. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of equity securities of companies with stock market capitalizations up to $15 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R and K Classes commenced operations on May 15, 2008. Performance information prior to this date is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher distribution expenses than the Service Class. If R Class’s expenses had been reflected, total returns prior to May 15, 2008 would have been lower.

Calendar Year Total Returns Consultant Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 28.62% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.06% (quarter ended 12/31/08).

Annualized Total Returns As of 12/31/15 (%)
The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - Royce CRK Prospectus - Royce Heritage Fund	1 Year	5 Years	10 Years
Consultant Class	(7.31%)	2.89%	5.29%
R Class	(7.00%)	3.38%	6.00%
K Class	(6.69%)	3.64%	6.20%
After Taxes on Distributions | Consultant Class	(9.96%)	0.99%	3.71%
After Taxes on Distributions and Sales | Consultant Class	(2.02%)	2.31%	4.16%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	(4.41%)	9.19%	6.80%